Schedule of Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost Basis	$ 9,763	$ 8,679
Gross Unrealized Gains	148	1,873
Gross Unrealized Losses	(439)
Carrying Amount	9,472	10,552
Gross Unrealized Losses	439
Green First Common Stock [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost Basis	8,679	8,679
Gross Unrealized Gains		1,873
Gross Unrealized Losses	(439)
Carrying Amount	8,240	10,552
Gross Unrealized Losses	439
Opp Fi Common Stock And Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost Basis	1,084
Gross Unrealized Gains	148
Gross Unrealized Losses
Carrying Amount	1,232
Gross Unrealized Losses